April 28, 2006

Supplement

Filed pursuant to Rule 497
File Number 2-66269

SUPPLEMENT DATED APRIL 28, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
Dated April 28, 2006

Effective July 3, 2006, the Board of Trustees of Morgan Stanley American Opportunities Fund (the "Fund") approved changing the name of the Fund to "Morgan Stanley Focus Growth Fund." Upon effectiveness of this change, all references to "American Opportunities Fund" in the Prospectus will be replaced with "Focus Growth Fund."

The first paragraph in the section of the Fund's Prospectus titled "Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund normally invests at least 65% of its assets in a diversified portfolio of common stocks (including depositary receipts). The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund's investment objective. The Investment Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Consistent with representations made in the Fund's existing Prospectus, the Fund's Board of Trustees is providing notice of the investment strategy change and name change prior to implementation of these changes. Shareholders should consider whether the Fund remains an appropriate investment in light of these changes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

37920SPT-05

April 28, 2006

Supplement

SUPPLEMENT DATED APRIL 28, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
Dated April 28, 2006

Effective July 3, 2006, the Board of Trustees of Morgan Stanley American Opportunities Fund (the "Fund") approved changing the name of the Fund to "Morgan Stanley Focus Growth Fund." Upon effectiveness of this change, all references to "American Opportunities Fund" in the Statement of Additional Information will be replaced with "Focus Growth Fund."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.